Equity Method Investments - Angola Joint Venture - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Vessel Option m³
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
Angola LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Number of vessels | Vessel	4
Volume of vessels | m³	160,400
Capital lease arrangement period, lessor	20 years
Number of extension options | Option	2
Extension option periods	5 years